Unaudited interim consolidated statements of cash flows - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Receipts from other income	$ 541	$ 0
Payments for electricity, suppliers and employees	(61,226)	(30,851)
Interest received	3,637	630
Interest paid	(17)	(48)
Net cash from/(used in) operating activities	(3,816)	3,875
Cash flows from investing activities
Payments for property, plant and equipment net of computer hardware prepayments	(105,831)	(8,730)
Payments for computer hardware prepayments	(277,558)	(9,087)
Payments for prepayments and deposits	(4,257)	0
Proceeds from disposal of property, plant and equipment	509	0
Net cash used in investing activities	(387,137)	(17,817)
Cash flows from financing activities
Capital raising costs	(102)	(242)
Proceeds from loan funded shares	816	0
Share issuances	83,955	9,315
Repayment of lease liabilities	(99)	(67)
Net cash from financing activities	84,570	9,006
Net decrease in cash and cash equivalents	(306,383)	(4,936)
Cash and cash equivalents at the beginning of the period	404,601	68,894
Effects of exchange rate changes on cash and cash equivalents	371	214
Cash and cash equivalents at the end of the period	98,589	64,172
Bitcoin mining revenue
Cash flows from operating activities
Receipts from revenue	49,575	34,144
AI cloud service revenue
Cash flows from operating activities
Receipts from revenue	$ 3,674	$ 0